Share-based payments - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 GBP (£) share £ / shares	Dec. 31, 2023 GBP (£) share £ / shares	Dec. 31, 2022 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charges to income statement in respect of share-based payment schemes	£ 259,000,000	£ 302,000,000	£ 351,000,000
SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum monthly scheme savings	£ 500
Savings period	3 years
Time period to use savings	6 months
Discounted market price of shares (in percent)	90.00%
Weighted average exercise price, vested (in GBP per share) | £ / shares	£ 0.47	£ 0.48
Weighted average remaining contractual life of outstanding share options	1 year 10 months 6 days	1 year 6 months 29 days
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0.09	£ 0.09
Number of options, granted (in shares) | share	200,820,157	287,984,574
Lloyds Banking Group executive share plan 2003
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, vested (in GBP per share) | £ / shares	£ 0.53	£ 0.46
Weighted average remaining contractual life of outstanding share options	6 years 2 months 12 days	6 years 3 months 18 days
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0.46	£ 0.41
Number of options, granted (in shares) | share	768,170	15,198,717
Group chief executive buyout
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, granted (in shares) | shares			8,301,708
Lloyds Banking Group long-term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0.30	£ 0
Number of options, granted (in shares) | share	75,063,395	0
Performance period for vesting	3 years
Number of shares to be awarded, percentage of annual salary	300.00%
Number of shares to be awarded in exceptional circumstances, percentage of annual salary	400.00%
Lloyds Banking Group long term share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0	£ 0.42
Number of options, granted (in shares) | share	0	108,551,439
Lloyds Banking Group long term share plan | Performance 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate	100.00%
Lloyds Banking Group Executive Share Plan 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, share options granted (in GBP per share)	£ 0.51	£ 0
Number of options, granted (in shares) | share	3,593,397	0
Matching shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employer contribution to matching shares scheme	£ 45
Contract term	3 years
Number of other equity instruments granted in share-based payment arrangement (in shares) | share	38,464,042	43,945,238
Weighted average fair value at date of award of shares awarded To under matching shares scheme (in GBP per share) | £ / shares	£ 0.53	£ 0.46
Free share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contract term	3 years
Maximum employer contribution to free shares scheme	£ 3,600
Fixed share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | share	1,541,751	1,790,243
Weighted average fair value at date of award of shares awarded To under matching shares scheme (in GBP per share) | £ / shares	£ 0.55	£ 0.46
Vesting period	3 years
Percent of shares to be released each year (in percent)	33.33%